CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash	$ 484	$ 368	$ 758
Accounts receivable, net of allowance	1,210	641	702
Inventories, net	3,196	777	4,070
Prepaid expenses and other current assets	117	15	411
Total current assets	5,007	1,801	5,941
Inventories, net	2,078	2,078	0
Property and equipment, net	855	792	816
Intangible assets, net	11,121	11,903	16,382
Total assets	19,061	16,574	23,139
Current liabilities
Accounts payable	1,493	1,196	868
Accrued expenses	766	252	511
Accrued interest	180	137	42
Due to related parties	466	324	2,110
Deferred revenue and customer deposits	294	149	480
Deferred rent	141	0
Payment to IMT (see Note 1)	500	0
Convertible notes payable	0	781	0
Obligation under capital leases	54	54	123
Derivative liabilities	938	1,284	270
Total current liabilities	4,832	4,177	4,404
Long-term obligation under capital leases, net of current portion	94	106	0
Payment to IMT, net of current portion (see Note 1)	2,500	0
Convertible note payable	2,000	2,000	2,000
Total liabilities	$ 9,426	$ 6,283	$ 6,404
Commitments and contingencies
Total convertible preferred stock	$ 1,151	$ 0	$ 378
Stockholders' equity
Preferred stock, Value	0	0	0
Common stock, Value	0	0	0
Additional paid in capital	200,966	198,710	186,919
Treasury Stock, Value	(22)	(22)	(22)
Accumulated deficit	(192,460)	(188,397)	(170,540)
Total stockholders' equity	8,484	10,291	16,357
Total liabilities and stockholders' equity	19,061	16,574	23,139
Series A convertible Preferred Stock [Member]
Current liabilities
Total convertible preferred stock		0	$ 378
Series B convertible Preferred Stock [Member]
Current liabilities
Total convertible preferred stock	$ 1,151	$ 0